T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
November 30, 2019 (Unaudited)

Portfolio of Investments‡	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

CORPORATE BONDS 88.9%			Lions Gate Capital Holdings
			6.375%, 2/1/24 (1)	30	29
Aerospace & Defense 0.6%			MDC Partners
			6.50%, 5/1/24 (1)	50	46
Bombardier			Nexstar Broadcasting
7.50%, 12/1/24 (1)	10	10	5.625%, 8/1/24 (1)	25	26
TransDigm
6.25%, 3/15/26 (1)	70	75	Nexstar Broadcasting
			5.625%, 7/15/27 (1)	25	26
		85	Outfront Media Capital
			5.00%, 8/15/27 (1)	20	21
Airlines 0.3%			Scripps Escrow
United Airlines Holdings			5.875%, 7/15/27 (1)	20	21
4.875%, 1/15/25	25	26	Sirius XM Radio
United Airlines Holdings			4.625%, 7/15/24 (1)	25	26
5.00%, 2/1/24	2	2	Sirius XM Radio
Virgin Australia Holdings			5.00%, 8/1/27 (1)	20	21
8.125%, 11/15/24 (1)	15	15	Sirius XM Radio
		43	5.375%, 7/15/26 (1)	20	21
					557

Automotive 0.9%
IAA			Building & Real Estate 0.5%
5.50%, 6/15/27 (1)	10	11	Howard Hughes
Panther BF Aggregator 2			5.375%, 3/15/25 (1)	55	58
8.50%, 5/15/27 (1)	75	76	Weekley Homes
Tesla			6.625%, 8/15/25	20	20
5.30%, 8/15/25 (1)	45	43			78
		130
			Building Products 0.8%
Banking 1.5%			American Builders & Contractors
Credit Suisse Group, VR,			Supply
7.50% (1)(2)(3)	200	224	5.875%, 5/15/26 (1)	25	27
		224	American Woodmark
			4.875%, 3/15/26 (1)	24	24
			New Enterprise Stone & Lime
Broadcasting 3.8%			6.25%, 3/15/26 (1)	15	16
Clear Channel Worldwide Holdings			PGT Escrow Issuer
5.125%, 8/15/27 (1)	30	31	6.75%, 8/1/26 (1)	20	21
Clear Channel Worldwide Holdings			Summit Materials
9.25%, 2/15/24 (1)	85	93	5.125%, 6/1/25 (1)	15	15
Diamond Sports Group			Summit Materials
5.375%, 8/15/26 (1)	50	51	6.50%, 3/15/27 (1)	18	19
Diamond Sports Group					122
6.625%, 8/15/27 (1)	20	20
iHeartCommunications			Cable Operators 13.9%
5.25%, 8/15/27 (1)	10	10
iHeartCommunications			Altice Financing
6.375%, 5/1/26	5	6	7.50%, 5/15/26 (1)	200	212
iHeartCommunications			Altice France
8.375%, 5/1/27	100	109	8.125%, 2/1/27 (1)	200	221

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Altice Luxembourg			Kraton Polymers
7.625%, 2/15/25 (1)	200	207	7.00%, 4/15/25 (1)	24	25
CCO Holdings			Neon Holdings
5.00%, 2/1/28 (1)	95	100	10.125%, 4/1/26 (1)	25	25
CCO Holdings			PQ
5.125%, 5/1/27 (1)	65	69	5.75%, 12/15/25 (1)	10	10
CCO Holdings			Univar Solutions USA
5.375%, 6/1/29 (1)	30	32	5.125%, 12/1/27 (1)	25	26
CCO Holdings					419
5.50%, 5/1/26 (1)	65	69
CSC Holdings
6.50%, 2/1/29 (1)	200	223	Conglomerates 0.5%
CSC Holdings			General Electric, Series D, VR,
10.875%, 10/15/25 (1)	200	225	5.00% (2)(3)	70	68
DISH DBS					68
5.875%, 11/15/24	35	35
DISH DBS			Consumer Products 1.0%
7.75%, 7/1/26	35	36	Avon International Operations
GCI			7.875%, 8/15/22 (1)	25	26
6.625%, 6/15/24 (1)	25	27	Energizer Holdings
Netflix			7.75%, 1/15/27 (1)	10	11
3.875%, 11/15/29 (EUR) (1)	100	115	Mattel
Netflix			5.875%, 12/15/27 (1)	15	15
5.375%, 11/15/29 (1)	30	31	Prestige Brands
Netflix			6.375%, 3/1/24 (1)	37	39
5.875%, 11/15/28	60	65	Tempur Sealy International
Netflix			5.50%, 6/15/26	20	21
6.375%, 5/15/29	90	101	Tempur Sealy International
Radiate Holdco			5.625%, 10/15/23	32	33
6.875%, 2/15/23 (1)	30	31			145
Videotron
5.00%, 7/15/22	10	10
Videotron			Container 3.7%
5.125%, 4/15/27 (1)	17	18	Ardagh Packaging Finance
VTR Finance			5.25%, 8/15/27 (1)	200	206
6.875%, 1/15/24 (1)	200	205	Berry Global
		2,032	5.625%, 7/15/27 (1)	5	5
			Crown Cork & Seal
Chemicals 2.8%			7.375%, 12/15/26	25	30
			Mauser Packaging Solutions Holding
Compass Minerals International			7.25%, 4/15/25 (1)	15	14
6.75%, 12/1/27 (1)	15	16	Pactiv
Consolidated Energy Finance			7.95%, 12/15/25	25	27
6.50%, 5/15/26 (1)	150	140	Reynolds Group Issuer
CVR Partners			7.00%, 7/15/24 (1)	50	52
9.25%, 6/15/23 (1)	55	57
Element Solutions
5.875%, 12/1/25 (1)	15	16
Kissner Holdings
8.375%, 12/1/22 (1)	100	104

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Trivium Packaging Finance			Gulfport Energy
5.50%, 8/15/26 (1)	200	210	6.375%, 5/15/25	41	27
		544	Jagged Peak Energy
			5.875%, 5/1/26	51	52
			Magnolia Oil & Gas Operating
Energy 11.6%			6.00%, 8/1/26 (1)	70	70
Archrock Partners			Matador Resources
6.00%, 10/1/22	25	25	5.875%, 9/15/26	67	66
Archrock Partners			NGL Energy Partners
6.875%, 4/1/27 (1)	25	26	7.50%, 11/1/23	60	57
Berry Petroleum			NGL Energy Partners
7.00%, 2/15/26 (1)	35	30	7.50%, 4/15/26 (1)	55	49
Bruin E&P Partners			Noble Holding International
8.875%, 8/1/23 (1)	7	5	8.95%, 4/1/45	18	7
Carrizo Oil & Gas			NuStar Logistics
6.25%, 4/15/23	40	38	5.625%, 4/28/27	19	20
Carrizo Oil & Gas			NuStar Logistics
8.25%, 7/15/25	35	34	6.00%, 6/1/26	21	22
Cheniere Corpus Christi Holdings			Parsley Energy
5.125%, 6/30/27	95	104	5.625%, 10/15/27 (1)	40	41
Cheniere Energy Partners			PDC Energy
4.50%, 10/1/29 (1)	35	35	5.75%, 5/15/26	46	43
Cheniere Energy Partners			Petrobras Global Finance
5.625%, 10/1/26	11	12	7.375%, 1/17/27	65	78
Chesapeake Energy			QEP Resources
8.00%, 6/15/27	45	21	5.25%, 5/1/23	20	19
Citgo Holding			QEP Resources
9.25%, 8/1/24 (1)	20	21	5.625%, 3/1/26	25	23
Covey Park Energy			Seven Generations Energy
7.50%, 5/15/25 (1)	5	4	5.375%, 9/30/25 (1)	90	88
CrownRock			Seven Generations Energy
5.625%, 10/15/25 (1)	55	54	6.75%, 5/1/23 (1)	30	31
CSI Compressco			Summit Midstream Holdings
7.25%, 8/15/22	3	3	5.50%, 8/15/22	9	8
CSI Compressco			Summit Midstream Holdings
7.50%, 4/1/25 (1)	25	24	5.75%, 4/15/25	15	11
DCP Midstream, Series A, VR,			Summit Midstream Partners, Series
7.375% (2)(3)	30	29	A, VR,
DCP Midstream Operating			9.50% (2)(3)	10	6
6.75%, 9/15/37 (1)	30	31	Tallgrass Energy Partners
DCP Midstream Operating			5.50%, 9/15/24 (1)	30	29
8.125%, 8/16/30	40	49	Tallgrass Energy Partners
Endeavor Energy Resources			5.50%, 1/15/28 (1)	45	42
5.50%, 1/30/26 (1)	20	21	Targa Resources Partners
Endeavor Energy Resources			5.50%, 3/1/30 (1)	70	70
5.75%, 1/30/28 (1)	24	25	Targa Resources Partners
EnLink Midstream Partners			6.50%, 7/15/27 (1)	10	11
4.40%, 4/1/24	20	18	Targa Resources Partners
Exterran Energy Solutions			6.875%, 1/15/29 (1)	17	18
8.125%, 5/1/25	50	49	TransMontaigne Partners
			6.125%, 2/15/26	30	29

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Transocean Guardian			CIT Group
5.875%, 1/15/24 (1)	18	18	5.25%, 3/7/25	15	16
USA Compression Partners			CIT Group
6.875%, 4/1/26	20	21	6.125%, 3/9/28	15	18
USA Compression Partners			DAE Funding
6.875%, 9/1/27 (1)	15	15	4.50%, 8/1/22 (1)	20	20
Vine Oil & Gas			DAE Funding
8.75%, 4/15/23 (1)	5	2	5.00%, 8/1/24 (1)	48	50
Vine Oil & Gas			DAE Funding
9.75%, 4/15/23 (1)	40	17	5.25%, 11/15/21 (1)	30	31
Whiting Petroleum			GTCR AP Finance
5.75%, 3/15/21	30	27	8.00%, 5/15/27 (1)	27	27
WPX Energy			HUB International
5.25%, 10/15/27	33	33	7.00%, 5/1/26 (1)	35	36
		1,708	Icahn Enterprises
			6.25%, 5/15/26	61	65
			LPL Holdings
Entertainment & Leisure 1.1%			5.75%, 9/15/25 (1)	44	46
AMC Entertainment Holdings			Navient
5.75%, 6/15/25	63	58	6.125%, 3/25/24	57	61
AMC Entertainment Holdings			Navient
5.875%, 11/15/26	13	12	6.75%, 6/25/25	7	8
Cedar Fair			Navient
5.25%, 7/15/29 (1)	10	11	6.75%, 6/15/26	8	9
Cedar Fair			Navient
5.375%, 4/15/27	30	32	7.25%, 9/25/23	27	30
Live Nation Entertainment			NFP
4.75%, 10/15/27 (1)	20	21	6.875%, 7/15/25 (1)	14	14
Silversea Cruise Finance			Park Aerospace Holdings
7.25%, 2/1/25 (1)	25	26	5.25%, 8/15/22 (1)	15	16
		160	Quicken Loans
			5.75%, 5/1/25 (1)	30	31
Financial 5.2%			Springleaf Finance
Acrisure			6.125%, 3/15/24	25	27
7.00%, 11/15/25 (1)	27	24	Springleaf Finance
Acrisure			6.625%, 1/15/28	10	11
8.125%, 2/15/24 (1)	40	43	Springleaf Finance
Acrisure			6.875%, 3/15/25	35	40
10.125%, 8/1/26 (1)	15	15	Springleaf Finance
Alliant Holdings Intermediate			7.125%, 3/15/26	10	12
6.75%, 10/15/27 (1)	15	16			768
AmWINS Group
7.75%, 7/1/26 (1)	25	27	Food 1.6%
Avolon Holdings Funding			B&G Foods
5.125%, 10/1/23 (1)	30	32	5.25%, 4/1/25	57	58
Avolon Holdings Funding			B&G Foods
5.50%, 1/15/23 (1)	35	38	5.25%, 9/15/27	25	25
CIT Group			Chobani
4.125%, 3/9/21	5	5	7.50%, 4/15/25 (1)	60	57

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Darling Ingredients			Wynn Resorts Finance
5.25%, 4/15/27 (1)	10	11	5.125%, 10/1/29 (1)	20	21
Post Holdings					607
5.625%, 1/15/28 (1)	20	21
Post Holdings
5.75%, 3/1/27 (1)	20	21	Health Care 8.0%
Post Holdings			Avantor
8.00%, 7/15/25 (1)	35	37	6.00%, 10/1/24 (1)	35	37
		230	Avantor
			9.00%, 10/1/25 (1)	200	223
			Bausch Health
Forest Products 0.4%			5.50%, 11/1/25 (1)	20	21
Mercer International			Bausch Health
5.50%, 1/15/26	20	20	7.00%, 3/15/24 (1)	65	68
Mercer International			Bausch Health
6.50%, 2/1/24	35	36	7.25%, 5/30/29 (1)	30	34
		56	Bausch Health
			9.00%, 12/15/25 (1)	50	56
			Bausch Health Americas
Gaming 4.1%			8.50%, 1/31/27 (1)	60	68
Boyd Gaming			Bausch Health Americas
6.00%, 8/15/26	25	27	9.25%, 4/1/26 (1)	65	74
Caesars Resort Collection			Catalent Pharma Solutions
5.25%, 10/15/25 (1)	22	23	5.00%, 7/15/27 (1)	5	5
Cirsa Finance International			Centene
7.875%, 12/20/23 (1)	200	211	4.25%, 12/15/27 (1)	25	26
Eldorado Resorts			Centene
6.00%, 9/15/26	26	28	4.625%, 12/15/29 (1)	37	39
MGM Growth Properties Operating			Change Healthcare Holdings
Partnership			5.75%, 3/1/25 (1)	55	57
5.625%, 5/1/24	50	55	DaVita
MGM Growth Properties Operating			5.00%, 5/1/25	50	51
Partnership			DaVita
5.75%, 2/1/27 (1)	15	17	5.125%, 7/15/24	50	51
MGM Resorts International			Eagle Holding II
6.00%, 3/15/23	25	27	7.625%, 5/15/22 (1)(4)	10	10
Scientific Games International			Eagle Holding II
7.00%, 5/15/28 (1)	15	15	7.75%, 5/15/22 (1)(4)	45	46
Scientific Games International			Envision Healthcare
7.25%, 11/15/29 (1)	15	16	8.75%, 10/15/26 (1)	25	10
Scientific Games International			HCA
8.25%, 3/15/26 (1)	50	54	5.625%, 9/1/28	10	11
Stars Group Holdings			HCA
7.00%, 7/15/26 (1)	50	54	5.875%, 2/15/26	20	23
VICI Properties			HCA
4.625%, 12/1/29 (1)	20	21	5.875%, 2/1/29	15	17
Wynn Las Vegas			MPT Operating Partnership
5.25%, 5/15/27 (1)	37	38	6.375%, 3/1/24	25	26
			NVA Holdings
			6.875%, 4/1/26 (1)	2	2

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

RegionalCare Hospital Partners			Ryman Hospitality Properties
Holdings			4.75%, 10/15/27 (1)	35	36
8.25%, 5/1/23 (1)	9	10			69
RegionalCare Hospital Partners
Holdings
9.75%, 12/1/26 (1)	45	50	Manufacturing 0.6%
Select Medical			Apex Tool Group
6.25%, 8/15/26 (1)	10	11	9.00%, 2/15/23 (1)	46	38
Tenet Healthcare			Colfax
4.875%, 1/1/26 (1)	50	52	6.00%, 2/15/24 (1)	10	11
Tenet Healthcare			Colfax
8.125%, 4/1/22	50	55	6.375%, 2/15/26 (1)	10	11
Teva Pharmaceutical Finance			Welbilt
Netherlands III			9.50%, 2/15/24	25	27
2.80%, 7/21/23	25	23			87
WellCare Health Plans

5.375%, 8/15/26 (1)	15	16	Metals & Mining 5.3%
		1,172
			Aleris International
			10.75%, 7/15/23 (1)	60	63
Information Technology 2.9%			Big River Steel
Go Daddy Operating			7.25%, 9/1/25 (1)	31	32
5.25%, 12/1/27 (1)	20	21	Constellium
GrubHub Holdings			6.625%, 3/1/25 (1)	250	261
5.50%, 7/1/27 (1)	3	3	FMG Resources
Qorvo			5.125%, 3/15/23 (1)	20	21
5.50%, 7/15/26	25	27	FMG Resources
Refinitiv U.S. Holdings			5.125%, 5/15/24 (1)	35	37
6.25%, 5/15/26 (1)	50	54	Freeport-McMoRan
Refinitiv U.S. Holdings			5.00%, 9/1/27	25	26
8.25%, 11/15/26 (1)	95	106	Freeport-McMoRan
Solera			5.25%, 9/1/29	25	25
10.50%, 3/1/24 (1)	115	120	Freeport-McMoRan
SS&C Technologies			5.40%, 11/14/34	45	45
5.50%, 9/30/27 (1)	35	37	Freeport-McMoRan
Uber Technologies			5.45%, 3/15/43	80	77
7.50%, 11/1/23 (1)	30	31	Hecla Mining
Uber Technologies			6.875%, 5/1/21	12	12
7.50%, 9/15/27 (1)	25	25	Hudbay Minerals
		424	7.25%, 1/15/23 (1)	25	26
			Hudbay Minerals
			7.625%, 1/15/25 (1)	10	10
Lodging 0.5%			Joseph T. Ryerson & Son
Marriott Ownership Resorts			11.00%, 5/15/22 (1)	36	38
6.50%, 9/15/26	30	33	New Gold
			6.375%, 5/15/25 (1)	23	21
			Novelis
			6.25%, 8/15/24 (1)	22	23
			Steel Dynamics
			5.00%, 12/15/26	15	16

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Steel Dynamics			Intelsat Jackson Holdings
5.50%, 10/1/24	9	9	9.75%, 7/15/25 (1)	40	34
Zekelman Industries			Iridium Communications
9.875%, 6/15/23 (1)	30	31	10.25%, 4/15/23 (1)	53	57
		773	Telesat Canada
			6.50%, 10/15/27 (1)	29	30
			ViaSat
Other Telecommunications 1.8%			5.625%, 4/15/27 (1)	20	21
Equinix					347
5.375%, 5/15/27	30	32
Level 3 Financing
4.625%, 9/15/27 (1)	30	31	Services 3.8%
Level 3 Financing			Allied Universal Holdco
5.25%, 3/15/26	25	26	9.75%, 7/15/27 (1)	30	31
Zayo Group			Ascend Learning
5.75%, 1/15/27 (1)	65	67	6.875%, 8/1/25 (1)	32	34
Zayo Group			Avis Budget Car Rental
6.375%, 5/15/25	105	108	6.375%, 4/1/24 (1)	40	41
		264	CDW
			4.25%, 4/1/28	25	26
			Fair Isaac
Publishing 0.1%			5.25%, 5/15/26 (1)	29	32
Harland Clarke Holdings			GFL Environmental
8.375%, 8/15/22 (1)	16	12	7.00%, 6/1/26 (1)	4	4
		12	GFL Environmental
			8.50%, 5/1/27 (1)	30	32
Restaurants 0.7%			H&E Equipment Services
Yum! Brands			5.625%, 9/1/25	55	58
4.75%, 1/15/30 (1)	5	5	HD Supply
Yum! Brands			5.375%, 10/15/26 (1)	30	32
5.35%, 11/1/43	54	53	Hertz
Yum! Brands			5.50%, 10/15/24 (1)	35	36
6.875%, 11/15/37	35	40	Hertz
		98	7.125%, 8/1/26 (1)	17	18
			Laureate Education
			8.25%, 5/1/25 (1)	60	65
Retail 0.1%			MSCI
William Carter			4.00%, 11/15/29 (1)	20	20
5.625%, 3/15/27 (1)	10	11	Performance Food Group
		11	5.50%, 10/15/27 (1)	20	21
			Prime Security Services Borrower
			5.25%, 4/15/24 (1)	25	26
Satellites 2.4%			Prime Security Services Borrower
Gogo Intermediate Holdings			5.75%, 4/15/26 (1)	20	21
9.875%, 5/1/24 (1)	20	21	Prime Security Services Borrower
Hughes Satellite Systems			9.25%, 5/15/23 (1)	29	30
6.625%, 8/1/26	70	77
Intelsat Jackson Holdings
8.50%, 10/15/24 (1)	35	29
Intelsat Jackson Holdings
9.50%, 9/30/22 (1)	70	78

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

United Rentals North America			Vistra Energy
6.50%, 12/15/26	23	25	8.00%, 1/15/25 (1)	9	9
		552	Vistra Energy
			8.125%, 1/30/26 (1)	25	27
			Vistra Operations
Supermarkets 1.1%			5.00%, 7/31/27 (1)	15	16
Albertsons			Vistra Operations
5.875%, 2/15/28 (1)	25	26	5.50%, 9/1/26 (1)	30	31
Albertsons					633
6.625%, 6/15/24	35	36
Albertsons
7.50%, 3/15/26 (1)	35	39	Wireless Communications 3.0%
New Albertsons			MTN Mauritius Investments
7.45%, 8/1/29	27	27	6.50%, 10/13/26	200	222
New Albertsons			Sprint
8.00%, 5/1/31	29	30	7.125%, 6/15/24	129	139
		158	Sprint Communications
			11.50%, 11/15/21	20	23
			T-Mobile USA
Utilities 4.3%			6.50%, 1/15/26	60	64
AES					448
5.125%, 9/1/27	30	32
AES
6.00%, 5/15/26	60	64	Total Corporate Bonds
Calpine			(Cost $12,652)		13,024
5.875%, 1/15/24 (1)	17	17
Clearway Energy Operating			BANK LOANS 0.5% (5)
5.75%, 10/15/25	27	28
DPL			Broadcasting 0.1%
7.25%, 10/15/21	19	20	iHeartCommunications, FRN,
Edison International			3M USD LIBOR + 4.00%, 5.781%,
2.40%, 9/15/22	14	14	5/1/26	15	15
NextEra Energy Operating Partners					15
4.25%, 7/15/24 (1)	25	26
NextEra Energy Operating Partners
4.25%, 9/15/24 (1)	30	31	Energy 0.4%
NextEra Energy Operating Partners			Felix Energy, FRN,
4.50%, 9/15/27 (1)	24	24	3M USD LIBOR + 6.50%, 8.401%,
NiSource, VR,			8/9/22, Acquisition Date : 8/9/17 -
5.65% (2)(3)	24	25	3/1/19, Cost $54 (6)(7)	55	54
NRG Energy					54
5.25%, 6/15/29 (1)	15	16
NRG Energy			Total Bank Loans
6.625%, 1/15/27	50	54	(Cost $70)		69
NRG Energy
7.25%, 5/15/26	122	134
Terraform Global Operating
6.125%, 3/1/26 (1)	53	55
TerraForm Power Operating
4.25%, 1/31/23 (1)	10	10

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value			Par/Shares	$ Value
(Amounts in 000s)				(Amounts in 000s)

ASSET-BACKED SECURITIES 0.2%				Frontera Energy (CAD)	—	2
						6
Wireless Communications 0.2%
VB-S1 Issuer, Series 2016-1A,				Media & Advertising 0.0%
Class F
6.901%, 6/15/46 (1)	25	26		Clear Channel Outdoor Holdings (8)	2	5
						5
Total Asset-Backed Securities
(Cost $25)		26		Media & Communications 0.1%
				iHeartMedia, Class A (8)	1	15
CONVERTIBLE BONDS 0.0%						15

Energy 0.0%				Wireless Communications 0.0%
Cheniere Energy
4.25%, 3/15/45	5	4	T	-Mobile USA, CVR, 4.75%, 2/1/28
			(7)	(8)	33	—
Total Convertible Bonds			T	-Mobile USA, CVR, 6.50%, 1/15/26
(Cost $4)		4	(7)	(8)	42	1
						1

COMMON STOCKS 0.4%
				Total Common Stocks
Broadcasting 0.0%				(Cost $61)		53

iHeartCommunications, EC, 9.00%,				CONVERTIBLE PREFERRED STOCKS 2.5%
12/15/19 (7)(8)	50	—

iHeartCommunications, EC, 9.00%,				Energy 1.2%
9/15/22 (7)(8)	40	—
		—		Targa Resources, Series A, 9.50%,
				Acquisition Date: 10/30/17 -
				11/27/19, Cost $187 (3)(6)	—	185
Electric Utilities 0.2%						185
NextEra Energy	—	26
		26		Health Care 0.4%
				Avantor, Series A
Energy 0.1%				6.25%, 5/15/22	1	55
Frontera Energy	1	4				55

				Utilities 0.9%
				American Electric Power
				6.125%, 3/15/22	1	39
				NextEra Energy
				4.872%, 9/1/22	1	25
				Sempra Energy, Series A
				6.00%, 1/15/21	—	38

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

	Par/Shares	$ Value		Par/Shares	$ Value
(Amounts in 000s)			(Amounts in 000s)

Southern, Series A			SHORT-TERM INVESTMENTS 8.3%
6.75%, 8/1/22	1	31
		133	Money Market Funds 8.3%
			T. Rowe Price Government Reserve
Total Convertible Preferred Stocks			Fund, 1.65% (9)(10)	1,216	1,216
(Cost $358)		373
			Total Short-Term Investments
			(Cost $1,216)		1,216

			Total Investments in Securities 100.8%
			(Cost $14,386)		$14,765
			Other Assets Less Liabilities (0.8)%		(117)
			Net Assets 100%		$14,648

‡	Par/Shares are denominated in U. S. dollars unless otherwise noted.
(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $8,939 and represents 61.0% of net assets.
(2)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread is provided if the rate is currently floating.
(3)	Perpetual security with no stated maturity date.
(4)	Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(5)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects their weighted average rate.
(6)	Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security") . Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period-end amounts to $239 and represents 1.6% of net assets.
(7)	Level 3 in fair value hierarchy.
(8)	Non-income producing
(9)	Seven-day yield
(10)	Affiliated Companies
3M USD LIBOR	Three month USD LIBOR (London interbank offered rate)
CAD	Canadian Dollar
CVR	Contingent Value Rights
EC	Escrow CUSIP; represents a beneficial interest in a residual pool of bankruptcy assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR	Euro
FRN	Floating Rate Note
USD	U. S. Dollar
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

(Amounts In 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS

Unrealized
Counterparty	Settlement	Receive	Deliver	Gain/(Loss)
Citibank	2/21/20	USD 42	EUR 38	$ —
Citibank	2/21/20	USD 23	EUR 20	—
JPMorgan Chase	1/24/20	USD 3	CAD 4	—
JPMorgan Chase	2/21/20	USD 49	EUR 45	—

Net unrealized gain (loss) on open forward currency
exchange contracts				$ —

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

Affiliated Companies
($000s)

The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended November 30, 2019. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.

Change in Net
	Net Realized Gain		Unrealized	Investment
Affiliate		(Loss)	Gain/Loss	Income
T. Rowe Price Government Reserve Fund	$	—#	$—	$14	+

Supplementary Investment Schedule
	Value	Purchase	Sales	Value
Affiliate	2/28/19	Cost	Cost	11/30/19
T. Rowe Price Government Reserve Fund	$977	¤	¤ $	1,216	^

#	Capital gain distributions from mutual funds represented $0 of the net realized gain (loss) .
+	Investment income comprised $14 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $1,216.

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO
Unaudited
NOTES TO PORTFOLIO OF
INVESTMENTS

T. Rowe Price High Yield Multi-Sector Account Portfolio (the fund) is registered under the Investment Company Act of
1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.

VALUATION

The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business.

Fair Value The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes procedures to value securities; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; oversees the selection, services, and performance of pricing vendors; oversees valuation-related business continuity practices; and provides guidance on internal controls and valuation-related matters. The Valuation Committee reports to the Board and has representation from legal, portfolio management and trading, operations, risk management, and the fund’s treasurer.

Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

Level 1 - quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

Level 2 - inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

Level 3 - unobservable inputs

Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument.
Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs.
When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.

Valuation Techniques Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Generally, debt securities are

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

categorized in Level 2 of the fair value hierarchy; however, to the extent the valuations include significant unobservable inputs, the securities would be categorized in Level 3.

Equity securities listed or regularly traded on a securities exchange or in the OTC market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.

For valuation purposes, the last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities, the fund will adjust the previous quoted prices to reflect what it believes to be the fair value of the securities as of the close of the NYSE. In deciding whether it is necessary to adjust quoted prices to reflect fair value, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value. As a means of evaluating its security valuation process, the fund routinely compares quoted prices, the next day’s opening prices in the same markets, and adjusted prices.

Actively traded equity securities listed on a domestic exchange generally are categorized in Level 1 of the fair value hierarchy. Non-U.S. equity securities generally are categorized in Level 2 of the fair value hierarchy despite the availability of quoted prices because, as described above, the fund evaluates and determines whether those quoted prices reflect fair value at the close of the NYSE or require adjustment. OTC Bulletin Board securities, certain preferred securities, and equity securities traded in inactive markets generally are categorized in Level 2 of the fair value hierarchy.

Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as quoted by a major bank.

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation and are categorized in Level 1 of the fair value hierarchy. Forward currency exchange contracts are valued using the prevailing forward exchange rate and are categorized in Level 2 of the fair value hierarchy.

Thinly traded financial instruments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the Valuation Committee. The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded.

Subject to oversight by the Board, the Valuation Committee regularly makes good faith judgments to establish and adjust the fair valuations of certain securities as events occur and circumstances warrant. For instance, in determining the fair value of troubled or thinly traded debt instruments, the Valuation Committee considers a variety of factors, which may include, but are not limited to, the issuer’s business prospects, its financial standing and performance, recent investment transactions in the issuer, strategic events affecting the company, market liquidity for the issuer, and general economic conditions and events. In consultation with the investment and pricing teams, the Valuation Committee will determine an appropriate valuation technique based on available information, which may include both observable and unobservable inputs. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can

T. ROWE PRICE HIGH YIELD MULTI-SECTOR ACCOUNT PORTFOLIO

be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the issue. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the Valuation Committee could differ from those of other market participants. Depending on the relative significance of unobservable inputs, including the valuation technique(s) used, fair valued securities may be categorized in Level 2 or 3 of the fair value hierarchy.

Valuation Inputs The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on November 30, 2019 (for further detail by category, please refer to the accompanying
Portfolio of Investments):

($000s)		Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$	— $	13,054$	— $	13,054
Bank Loans		—	15	54	69
Common Stocks		46	6	1	53
Convertible Preferred Stocks		—	373	—	373
Short-Term Investments		1,216	—	—	1,216
Total Securities		1,262	13,448	55	14,765
Forward Currency Exchange Contracts		—	—	—	—
Total		$1,262$	13,448$	55$	14,765

[1] Includes Corporate Bonds, Asset-Backed Securities, Convertible Bonds.

Following is a reconciliation of the fund’s Level 3 holdings for the period ended November 30, 2019. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on Level 3 instruments held at November 30, 2019, totaled $1,000 for the period ended November 30, 2019.

($000 s)		Gain
	Beginning	(Loss)			Ending
	Balance	During	Total	Total	Balance
	3/1/19	Period	Purchases	Sales	11/30/19
Investment in Securities
Common Stocks	$–	$1	$–	$–	$1
Corporate
Bonds	31	3	–	(34)	–
Bank Loans	36	–	18	–	54

Total	$67	$4	$18	$(34)	$55